Notes to the Profit or Loss Statement - Summary of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research And Development [line items]
Research and development expenses	€ 141,426,832	€ 108,431,600	€ 106,397,017
Personnel expenses [member]
Research And Development [line items]
Research and development expenses	35,495,000	30,131,000	25,288,000
Impairment And Reversals Of Impairment On Inventories [Member]
Research And Development [line items]
Research and development expenses	(3,338,000)	0	0
Consumable supplies [member]
Research And Development [line items]
Research and development expenses	3,239,000	2,874,000	2,310,000
Other Operating expenses [member]
Research And Development [line items]
Research and development expenses	2,498,000	3,142,000	2,761,000
Impairment, Amortization and Other Costs of Intangible Assets [member]
Research And Development [line items]
Research and development expenses	20,201,000	5,631,000	22,760,000
External services [member]
Research And Development [line items]
Research and development expenses	74,663,000	60,710,000	47,889,000
Depreciation and other costs for infrastructure [member]
Research And Development [line items]
Research and development expenses	€ 8,669,000	€ 5,944,000	€ 5,389,000